Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Other Intangible Assets

10. Goodwill and Other Intangible Assets

Intangible assets other than goodwill at March 31, 2013 and 2012 are as follows:

	Millions of yen
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥33,026	¥(19,983)	¥13,043	¥34,221	¥(19,759)	¥14,462
Leasehold	7,499	(734)	6,765	8,834	(1,818)	7,016
Other	36,808	(12,930)	23,878	34,898	(11,525)	23,373

Total	77,333	(33,647)	43,686	77,953	(33,102)	44,851

Other intangible assets not subject to amortization			14,837			13,102

Total other intangible assets			¥58,523			¥57,953

Net carrying amounts of other in intangible assets subject to amortization mainly consist of customer relationships of ¥1,088 million and technology assets of ¥5,056 million resulting from the acquisition of additional shares of Gigaphoton for the fiscal year ended March 31, 2012 and customer relationships of ¥10,115 million and technology assets of ¥3,230 million resulting from the acquisition of additional shares of Komatsu NTC Ltd. for the fiscal year ended March 31, 2008.

The aggregate amortization expense of other intangible assets subject to amortization for the years ended March 31, 2013, 2012 and 2011 were ¥8,477 million, ¥8,499 million and ¥8,149 million, respectively. The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2014	¥6,784
2015	5,727
2016	4,420
2017	3,647
2018	2,643

The changes in carrying amounts of goodwill for the years ended March 31, 2013 and 2012 were as follow:

	Millions of yen
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2011
Goodwill	¥24,098	¥13,942	¥38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

Goodwill acquired during the year	1,278	1,081	2,359
Foreign exchange impact	(445)	—	(445)
Other	—	(6)	(6)
Balance at March 31, 2012
Goodwill	24,931	15,017	39,948
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,752	¥14,477	¥31,229

Goodwill acquired during the year	2,041	—	2,041
Foreign exchange impact	1,433	—	1,433
Balance at March 31, 2013
Goodwill	28,405	15,017	43,422
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥20,226	¥14,477	¥34,703